Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of other current assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Other Current Assets Abstract
Balance at beginning of year	¥ 674	¥ 4,006	¥ 8,131
Additions (reversal) for the year	3,406	(886)	2,173
Written off for the year	(2,359)	(2,446)	(6,298)
Foreign currency translation difference	(58)
Balance at the end of year	¥ 1,663	¥ 674	¥ 4,006